SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9:  SUBSEQUENT EVENTS

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On July 14, 2023, the Company sold to a certain institutional investor an aggregate of 117,930 Ordinary Shares in a registered direct offering at a purchase price of $9.00 per share, and pre-funded warrants to purchase up to 183,300 Ordinary Shares at a purchase price of $8.999, resulting in gross proceeds of approximately $2.7 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 301,230 Ordinary Shares in a concurrent private placement. The warrants are immediately exercisable and will expire five years from the issuance date at an exercise price of $9.00 per Ordinary Share, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the Ordinary Shares underlying the warrants. The Company paid an aggregate of $176.2 in placement agent fees and reimbursed the placement agent’s actual out-of-pocket expenses up to $50.0. The net proceeds from the transaction were $2.3 million. The pre-funded warrants to purchase up to 183,300 ordinary shares were exercised in full.

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On July 18, 2023, the Company sold to a certain institutional investor an aggregate of 145,000 Ordinary Shares in a registered direct offering at a purchase price of $9.00 per share, and pre-funded warrants to purchase up to 21,666 Ordinary Shares at a purchase price of $8.999, resulting in gross proceeds of approximately $1.5 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 166,666 Ordinary Shares in a concurrent private placement. The warrants are immediately exercisable and will expire five years from the issuance date at an exercise price of $9.00 per Ordinary Share, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the Ordinary Shares underlying the warrants. The Company paid an aggregate of $97.5 in placement agent fees and reimbursed the placement agent’s actual out-of-pocket expenses up to $30.0. The net proceeds from the transaction were $1.3 million. The pre-funded warrants to purchase up to 21,666 ordinary shares were exercised in full.